EQUIPMENT DEPOSITS - RELATED PARTY (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Equipment Deposits - Related Party 1		$ 690,000
Equipment Deposits - Related Party 2		21,500
Equipment Deposits - Related Party 3		115,000
Equipment Deposits - Related Party 4		10,000
Equipment Deposits - Related Party 5		5,000
Equipment Deposits - Related Party 6		2,000
Equipment Deposits - Related Party 7		100,000
Equipment Deposits - Related Party 8		70,000
Equipment Deposits - Related Party 9		7,676
Equipment Deposits - Related Party 10		5,002
Equipment Deposits - Related Party 11		274,769
Equipment Deposits - Related Party 12		188,289
Equipment Deposits - Related Party 13		$ 200,000
Equipment Deposits - Related Party 1	$ 690,000
Equipment Deposits - Related Party 2	690,000
Equipment Deposits - Related Party 3	21,500
Equipment Deposits - Related Party 4	115,000
Equipment Deposits - Related Party 5	10,000
Equipment Deposits - Related Party 6	5,000
Equipment Deposits - Related Party 7	2,000
Equipment Deposits - Related Party 8	100,000
Equipment Deposits - Related Party 9	70,000
Equipment Deposits - Related Party 10	7,676
Equipment Deposits - Related Party 11	5,002
Equipment Deposits - Related Party 12	274,769
Equipment Deposits - Related Party 13	$ 139,997